SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
2011	(In thousands)
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

2010
U.S. agency residential mortgage-backed	$13,103	$249	$21	$13,331
Private label residential mortgage-backed	18,203	31	4,050	14,184
Obligations of states and political subdivisions	31,534	375	650	31,259
Trust preferred	9,472	116	498	9,090
Total	$72,312	$771	$5,219	$67,864

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was $1.1 million and $1.0 million at December 31, 2011 and 2010, respectively.

Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

2010
U.S. agency residential mortgage-backed	$2,733	$21	$-	$-	$2,733	$21
Private label residential mortgage-backed	-	-	12,624	4,050	12,624	4,050
Obligations of states and political subdivisions	8,371	428	1,796	222	10,167	650
Trust preferred	-	-	2,384	498	2,384	498
Total	$11,104	$449	$16,804	$4,770	$27,908	$5,219

Our portfolio of available-for-sale securities is reviewed quarterly for impairment in value. In performing this review management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss.

U.S. Agency and U.S. Agency residential mortgage-backed securities - at December 31, 2011 we had two U.S. Agency and 15 U.S. Agency residential mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to modest credit spread widening on certain issues. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities - at December 31, 2011 we had eight securities whose fair value is less than amortized cost.  Two of the issues are rated by a major rating agency as investment grade while four are below investment grade and two are split rated.  All of these bonds have impairment in excess of 10% and only one of these holdings has been impaired for less than 12 months.

The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. The underlying loans within these securities include Jumbo (78%) and Alt A (22%) at December 31, 2011.

	December 31,
	2011		2010
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,454	$(1,937)	$8,429	$(2,600)
Alt-A	1,814	(861)	5,755	(1,419)

Seven of the private label residential mortgage-backed transactions have geographic concentrations in California, ranging from 22% to 58% of the collateral pool. Typical exposure levels to California (median exposure is 47%) are consistent with overall market collateral characteristics. Three transactions have modest exposure to Florida, ranging from 5% to 7% and one transaction has modest exposure to Nevada (5%). The underlying collateral pools do not have meaningful exposure to Arizona, Michigan or Ohio. None of the issues involve subprime mortgage collateral. Thus the impact of this market segment is only indirect, in that it has impacted liquidity and pricing in general for private label residential mortgage-backed securities. The majority of transactions are backed by fully amortizing loans. However, six transactions have concentrations in interest only loans ranging from 31% to 94% (at origination date). The structure of the residential mortgage securities portfolio provides protection to credit losses. The portfolio primarily consists of senior securities as demonstrated by the following: super senior (19%), senior (48%), senior support (23%) and mezzanine (10%). The mezzanine class is from a seasoned transaction (88 months) with a significant level of subordination (8.2%). Except for the additional discussion below relating to other than temporary impairment, each private label residential mortgage-backed security has sufficient credit enhancement via subordination to reasonably assure full realization of book value. This assertion is based on a transaction level review of the portfolio.

Individual security reviews include: external credit ratings, forecasted weighted average life, recent prepayment speeds, underwriting characteristics of the underlying collateral, the structure of the securitization and the credit performance of the underlying collateral. The review of underwriting characteristics considers: average loan size, type of loan (fixed or ARM), vintage, rate, FICO, loan-to-value, scheduled amortization, occupancy, purpose, geographic mix and loan documentation. The review of the securitization structure focuses on the priority of cash flows to the bond, the priority of the bond relative to the realization of credit losses and the level of subordination available to absorb credit losses. The review of credit performance includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.

All of these securities are receiving some principal and interest payments. Most of these transactions are passthrough structures, receiving pro rata principal and interest payments from a dedicated collateral pool for loans that are performing. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

In addition to the review discussed above, all private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasted cash flow from the underlying loans in each transaction and then applied these cash flows to the bonds in the securitization. The cash flows from the underlying loans considered contractual payment terms (scheduled amortization), prepayments, defaults and severity of loss given default. The analysis used dynamic assumptions for prepayments, defaults and loss severity. Near term prepayment assumptions were based on recently observed prepayment rates. More weight was given to longer term historic performance (12 months). In some cases, recently observed prepayment rates are lower than historic norms due to the absence of new jumbo loan issuances. This loan market is heavily dependent upon securitization for funding, and new securitization transactions have been minimal. Our model projections anticipate that prepayment rates gradually revert to historical levels. For seasoned ARM transactions, normalized prepayment rates are estimated at 15% to 25% CPR. For fixed rate collateral (one transaction), the prepayment speeds are projected to rise modestly.

Default assumptions are largely based on the volume of existing real-estate owned, pending foreclosures and severe delinquencies. Other considerations include the quality of loan underwriting, recent default experience, realized loss performance and the volume of less severe delinquencies. Default levels generally are projected to remain elevated or increase for a period of time sufficient to address the level of distressed loans in the transaction. Our projections expect defaults to then decline, generally beginning in year three. Current loss severity assumptions are based on recent observations when meaningful data is available. Loss severity is expected to remain elevated for the next three years as recent housing data remains weak. Severity is expected to decline beginning in year four as the back log of foreclosure and distressed sales clear the market. Except for three securities discussed in further detail below (all three are currently below investment grade), our cash flow analysis forecasts complete recovery of our cost basis for each reviewed security.

At December 31, 2011 three below investment grade private label residential mortgage-backed securities with fair values of $4.0 million, $1.6 million and $0.2 million, respectively and unrealized losses of $1.1 million, $0.5 million and $0.1 million, respectively (amortized cost of $5.1 million, $2.1 million and $0.2 million, respectively) had losses that were considered other than temporary.

The underlying loans in the first transaction are 30 year fixed rate jumbos with an average FICO of 744 and an average loan-to-value ratio of 72%. The loans backing this transaction were originated in 2007 and this is our only security backed by 2007 vintage loans. We believe that this vintage is a key differentiating factor between this security and the others in our portfolio that do not have unrealized losses that are considered OTTI. The bond is a senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.475 million of credit related OTTI as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.213 million, $0.197 million and $0.065 million during the years ended December 31, 2011, 2010 and 2009, respectively). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the second transaction are 30 year hybrid ARM Alt-A with an average FICO of 717 and an average loan-to-value ratio of 78%. The loans backing this transaction were originated in 2005.  The bond is a super senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.425 million of credit related OTTI as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.425 million during the year ended December 31, 2011). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the third transaction are 30 year hybrid ARM jumbos with an average FICO of 738 and an average loan-to-value ratio of 57%. The loans backing this transaction were originated in 2005. The bond is a senior support security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated credit related OTTI of $0.320 million as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.122 million and $0.198 million during the years ended December 31, 2011 and 2010, respectively). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Obligations of states and political subdivisions - at December 31, 2011 we had four municipal securities whose fair value is less than amortized cost. The unrealized losses are largely attributed to a widening of market spreads and continued illiquidity for certain issues.  None of the impaired securities are rated by a major rating agency. Approximately 56% of the non rated securities originally had a AAA credit rating by virtue of bond insurance. However, the insurance provider no longer has an investment grade rating. The remaining non rated issues are small local issues that did not receive a credit rating due to the size of the transaction. The non rated securities have a periodic internal credit review according to established procedures. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities - at December 31, 2011 we had four securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities over the past three to four years has suffered from significant credit spread widening fueled by uncertainty regarding potential losses of financial companies, the absence of a liquid functioning secondary market and potential supply concerns from financial companies issuing new debt to recapitalize themselves.

One of the four securities is rated by two major rating agencies as investment grade, while one is split rated (this security is rated as investment grade by one major rating agency and below investment grade by another) and the other two are non-rated. The non-rated issues are relatively small banks and were never rated. The issuers of these non-rated trust preferred securities, which had a total amortized cost of $2.8 million and total fair value of $1.2 million as of December 31, 2011, continue to have satisfactory credit metrics and one continues to make interest payments.  The other non-rated issue began deferring dividend payments in the third quarter of 2011 apparently due to an increase in non-performing assets.  Nevertheless, this issuer continues to have satisfactory capital measures and interim profitability.

An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2011		2010
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,405	$(484)	$6,290	$(375)
Unrated issues - no OTTI	1,231	(1,577)	2,800	(7)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2011, 2010 and 2009 we recorded in earnings OTTI charges on securities available for sale of $0.8 million, $0.5 million and $0.1 million respectively.

A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$710	$248	$166
Additions to credit losses on securities for which no previous OTTI was recognized	425	198	65
Increases to credit losses on securities for which OTTI was previously recognized	335	264	17
Total	$1,470	$710	$248

The amortized cost and fair value of securities available for sale at December 31, 2011, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$1,475	$1,493
Maturing after one year but within five years	7,157	7,366
Maturing after five years but within ten years	21,574	21,774
Maturing after ten years	26,336	24,337
	56,542	54,970
U.S. agency residential mortgage-backed	93,415	94,206
Private label residential mortgage-backed	11,066	8,268
Total	$161,023	$157,444

A summary of proceeds from the sale of securities available for sale and gains and losses follows:

	Proceeds	Realized Gains	Losses(1)
	(In thousands)
2011	$70,322	$279	$75
2010	96,648	1,882	221
2009	43,525	3,003	130

(1) Losses in 2011, 2010 and 2009 exclude $0.8 million, $0.5 million and $0.1 million, respectively of other than temporary impairment.

During 2011, 2010 and 2009 our trading securities consisted of various preferred stocks. During each of those years we recognized gains (losses) on trading securities of $0.04 million, $(0.02) million and $1.0 million, respectively, that are included in net gains (losses) on securities in the Consolidated Statements of Operations. Of these amounts, $0.04 million and $(0.02) million relates to gains (losses) recognized on trading securities still held at December 31, 2011 and 2010, respectively.

Securities with a book value of $12.6 million and $19.6 million at December 31, 2011 and 2010, respectively, were pledged to secure borrowings, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders' equity at December 31, 2011 or 2010.